Fair Value of Financial Instruments - Additional Quantitative Information about Assets Measured at Fair Value on Non-Recurring Basis (Detail) (Fair Value, Measurements, Nonrecurring [Member], Impaired Loan [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Measurements, Nonrecurring [Member] | Impaired Loan [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	$ 245	$ 72
Valuation Techniques	Market valuation of underlying collateral	Market valuation of underlying collateral
Selling costs, Range	7.00%	9.00%
Selling costs, Weighted Average	7.00%	9.00%